Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	£ 177,802	£ 163,361
Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	41,342	34,579
Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	135,455	127,597
Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	1,005	1,185
Settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	124,638	117,560
Settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	124,638	117,560
Settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	53,164	45,801
Not settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	41,342	34,579
Not settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	10,817	10,037
Not settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	1,005	1,185
Traded over the counter
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	2,439	1,720
Liability	1,008	1,019
Traded over the counter | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	2,049	1,193
Liability	489	522
Traded over the counter | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	240	353
Liability	493	441
Traded over the counter | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	150	174
Liability	£ 26	£ 56